Stock-based Compensation	3 Months Ended
Jul. 31, 2026
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
Note 9. Stock-based Compensation
Medtronic Plans and Conversion of Medtronic Awards
Prior to the Separation, Medtronic granted stock awards under the 2021 Medtronic plc Long Term Incentive Plan (“Medtronic 2021 Plan”). The Medtronic 2021 Plan provides for the grant of stock options, restricted stock units (“RSUs”), performance share units (“PSUs”), other stock-based awards, and cash awards to employees and directors, including the Company’s personnel. Stock-based compensation granted pursuant to the Medtronic 2021 Plan was denominated in shares of Medtronic’s common stock. As such, all awards granted prior to the Company’s completion of its IPO on March 9, 2026, (the “Conversion Date”) were issued under the Medtronic 2021 Plan.
In connection with the Separation, on the Conversion Date, Medtronic outstanding RSUs and certain PSUs held by MiniMed employees were converted to MiniMed RSUs under the 2026 MiniMed Long-Term Incentive Plan. The awards were converted using the conversion ratio that was determined in accordance with the Employee Matters Agreement (as defined in Note 14. “Related Party Transactions”). The conversion ratio was based on the average closing prices of the Medtronic common stock for the last three trading days prior to the Separation and the Company’s common stock for the first three trading days following the Separation. Additionally, as part of the conversion, one of the Medtronic PSU awards was deemed satisfied at the target level, and one was deemed satisfied at the latest forecasted achievement level. All other vesting terms and conditions were not affected by the conversion. This change in the awards was considered to be a modification for accounting purposes. The incremental compensation cost recognized by the Company as a result of these modifications was not material. The roll-forward of restricted stock activity within the Restricted Stock Units section below reflects the amounts converted to MiniMed restricted stock units upon IPO.
Stock options and certain performance share units granted under the Medtronic plan and held by MiniMed employees remain structured to settle in Medtronic stock.
MiniMed Group, Inc. 2026 Long Term Incentive Plan
In connection with the Separation, on the Conversion Date, the Company implemented the MiniMed Group, Inc. 2026 Long Term Incentive Plan (the “MiniMed LTIP”) providing for the grant of non-qualified stock options, incentive stock options, stock appreciation rights, RSUs, PSUs, other stock-based awards, and cash-settled RSUs to eligible employees, non-employee directors, independent contractors, and consultants of the Company and its subsidiaries and affiliated entities. Stock-based compensation granted pursuant to the MiniMed LTIP is denominated in shares of the Company’s common stock. The MiniMed LTIP was approved by Medtronic, as sole shareholder of the Company, prior to the Company’s IPO and became effective in March 2026. The maximum aggregate number of shares of common stock that was approved for issuance under the MiniMed LTIP was the sum of (i) 33,697,602 shares and (ii) any shares relating to the MiniMed LTIP which become available for grants under the plan following the effective date pursuant to provisions of the plan. A total of 4.0 million shares underlying awards converted from Medtronic awards to MiniMed awards (as described in the section above), do not reduce the maximum aggregate number of shares of common stock that may be issued under the MiniMed LTIP. The Company estimates forfeitures at the time of grant and recognizes stock-based compensation expense based on the number of awards expected to vest. The Company uses historical data, including certain historical data from Medtronic, to estimate forfeitures and revises its estimates in subsequent periods if actual forfeitures differ from those estimates.
The following table presents the expense classification of stock-based compensation expense recognized by the Company for stock options, restricted stock units, performance share units, and employee stock purchase plans during the fiscal years 2026, 2025 and 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Stock options	$6	$7	$7
Restricted stock units	24	21	20
Performance share units	13	11	8
Employee stock purchase plan	3	3	3
Total stock-based compensation expense	$46	$41	$38
Cost of products sold	$6	$5	$4
Research and development expense	30	8	8
Selling, general, and administrative expense	10	29	26
Total stock-based compensation expense	46	41	38
Income tax benefits	(7)	(6)	(6)
Total stock-based compensation expense, net of tax	$39	$35	$32
During the fiscal years 2026, 2025 and 2024, the Company recognized $30 million, $24 million, and $22 million, respectively, of stock compensation expense related to direct Company employees, and $16 million, $18 million, and $16 million, respectively of stock compensation expense related to allocations of Medtronic’s corporate and shared employee stock-based compensation expenses.
On March 9, 2026, the Company’s Compensation and Talent Committee approved equity grants to certain individuals (the “IPO Grants”). The IPO Grants were granted to executive officers in the form of stock options and PSUs and to non-executive individuals in the form of RSUs. The expense related to these grants will be amortized over the requisite service period of the awards, which ranges from one to four years. Also on March 9, 2026, the Board of Directors of the Company adopted the MiniMed Group, Inc Non-Employee Director Compensation Policy (the “Director Compensation Policy”). Pursuant to the policy, each non-employee director was granted RSUs which cliff vest on the anniversary of the grant date. The expense related to these grants will be amortized over the requisite service period of the awards.
The following quantitative stock option, restricted stock, and performance share unit information relates to awards to those employees specifically identified as employees of the Company.
Stock Options
Under the MiniMed LTIP, MiniMed granted stock options which expire 10 years from the grant date and vest over a service period of four years.
Options are granted at the exercise price, which is equal to the closing price of the Company’s common shares on the grant date. The options are non-qualified options with a ten-year life and a four-year graded vesting term. The Black-Scholes option pricing model (Black-Scholes model) is used to determine the fair value of stock options at the grant date. The fair value of stock options under the Black-Scholes model requires management to make assumptions regarding projected employee stock option exercise behaviors, risk-free interest rates, volatility of the Company’s stock price, and expected dividends. Expected volatility is based on a blend of historical volatility of peer companies and an implied volatility of the Company’s common shares. Implied volatility is based on a blended average peer group volatility due to a lack of trading history at the time of grant.
The Company’s tabular disclosures of stock option valuations for the periods presented include both (i) legacy Medtronic stock options presented on a carve-out basis for periods prior to the Separation and (ii) stock options granted by the Company subsequent to the IPO. As a result of the accelerated vesting and continued settlement in Medtronic shares for the legacy awards, the stock option valuation is not directly comparable across the periods presented. Stock options of the Company are subject to forfeiture if employment terminates prior to the completion of the requisite service period and are not considered outstanding common shares of the Company until exercised.
The following table provides the weighted average fair value of options granted to employees and the related assumptions used in the Black-Scholes model:

	Fiscal Year
	2026	2025	2024
Weighted average fair value of options granted	$7.40	$16.36	$18.44
Assumptions used:
Expected life (years)	6.5 years	6.1 years	6.1 years
Risk-free interest rate	3.8%	4.1%	4.2%
Volatility	32.9%	24.5%	24.3%
Dividend yield	—%	3.5%	3.2%
The following table summarizes stock option activity of the Company under the MiniMed LTIP for the fiscal year 2026:

	Options (in thousands)	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding options of MiniMed at April 25, 2025	—	$—
Granted	987	$18.00
Outstanding at April 24, 2026	987	$18.00	9.9	$—
Expected to vest at April 24, 2026	842	$18.00	9.9	—
Exercisable at April 24, 2026	—	$—	—	—
Unrecognized compensation expense related to outstanding stock options at April 24, 2026 was $7 million and is expected to be recognized over a weighted average period of 3.9 years.
Restricted Stock Units
Under the MiniMed LTIP, RSUs are expensed over the requisite service period and are subject to forfeiture if employment terminates prior to the completion of the requisite service period. Stock‑based compensation expense for RSUs is based on the grant‑date fair value of the award, which is equal to the closing price of the Company’s common stock on the grant date. The majority of RSU awards vest either ratably over four years or cliff vest after three years. RSUs are not considered issued or outstanding shares of the Company’s common stock until vested.
The Company’s tabular disclosures of RSU activity for the periods presented include both legacy Medtronic units presented on a carve-out basis for periods prior to the Separation and RSUs granted by the Company, and therefore the RSU activity is not directly comparable across the periods presented.
The following table summarizes RSU activity of the Company under the legacy Medtronic 2021 Plan for the fiscal year 2026:

	Units (in thousands)	Weighted Average Grant Date Fair Value
Nonvested Medtronic RSUs at April 25, 2025	499	$85.34
Changes in conveyance(1)	(82)	$84.36
Granted	300	$93.86
Vested	(132)	$89.65
Converted to MiniMed Plans	(584)	$88.79
Nonvested Medtronic RSUs at April 24, 2026	—	$—
__________________
(1) Includes changes in activity of awards due to actual employees conveyed from Medtronic to MiniMed as compared to prior estimates used before the Separation.
The following table summarizes RSU activity of the Company under the MiniMed LTIP for the fiscal year 2026:

	Units (in thousands)	Weighted Average Grant Date Fair Value
Nonvested MiniMed RSUs at April 25, 2025	—	$—
Converted from Medtronic Plans	3,977	$18.30
Granted	510	$18.00
Vested	(18)	$19.21
Forfeited/Cancelled	(13)	$17.20
Nonvested at April 24, 2026	4,456	$18.26
The following table summarizes the weighted-average grant date fair value of restricted stock granted and total fair value of restricted stock vested during the fiscals years 2026, 2025 and 2024.

	Fiscal Year
(in millions, except per share data)	2026	2025	2024
Weighted-average grant-date fair value per restricted stock	$18.00	$82.35	$82.02
Fair value of restricted stock vested	$12	$15	$12
Unrecognized compensation expense related to restricted stock as of April 24, 2026 was $56 million, and is expected to be recognized over a weighted average period of 2.5 years.
Performance Share Units
Following the Separation, the Company granted PSU awards with certain performance conditions and a market condition. Accordingly, the grant-date fair value of these awards was estimated using a Monte Carlo simulation model that incorporated assumptions regarding stock price volatility, expected term, risk-free interest rates, and the probability and timing of the triggering event. Compensation cost for these awards is recognized on a straight-line basis over the requisite service period and is not adjusted for actual outcomes of the market conditions, provided the requisite service is rendered.
Under the MiniMed LTIP, performance share units (“PSUs”) generally vest on a cliff basis after a one to three-year performance period and are subject to continued service through the vesting date. Prior to the Separation from Medtronic, PSU awards were granted under Medtronic plans and included various performance metrics. As a result, certain Medtronic PSU awards remained outstanding subsequent to the Separation date within the Medtronic 2021 Plan.
PSU awards are subject to forfeiture in the event of termination of employment prior to vesting and are not considered issued or outstanding shares of the Company until vesting occurs.
The following table summarizes performance share unit activity from the Separation date to the fiscal year ended April 24, 2026:

	Units (in thousands)	Weighted Average Grant Date Fair Value
Nonvested at April 25, 2025	—
Granted	169	$18.00
Vested	—	$—
Performance adjustments	—	$—
Forfeited/Cancelled	—	$—
Nonvested at April 24, 2026	169	$18.00
The total fair value of performance share units vested and related tax benefit during the fiscal years 2026, 2025 and 2024 was not significant. Unrecognized compensation expense related to performance share units as of April 24, 2026 was not material and is expected to be recognized over a weighted average period of approximately 11 months.
Employee Stock Purchase Plan
In March 2026, the Company adopted the 2026 Employee Stock Purchase Plan (the “ESPP”), which enables eligible employees to purchase shares of the Company’s common stock using after-tax payroll deductions, subject to certain conditions. The ESPP is intended to qualify as an employee stock purchase plan within the meaning of Section 423 of the Internal Revenue Code.
The ESPP authorizes the issuance of 8,424,400 shares of common stock pursuant to purchase rights granted to employees. The number of shares of common stock reserved for issuance increases on May 1st each calendar year, from May 1, 2027 through May 1, 2036, by the lesser of (i) 8,424,400 Shares (ii) one percent (1%) of the number of shares issued and outstanding on the immediately preceding April 30, or (iii) such lesser number of shares as determined by the Compensation and Talent Committee of the Board of Directors. On March 9, 2026, the number of shares of common stock reserved for issuance under our ESPP was 8,424,400 shares. As April 24, 2026, no shares of our common stock had been purchased under the ESPP Plan.
The initial offering under the ESPP commenced on April 1, 2026 and consists of a short initial offering period with a purchase date of June 30, 2026. Following the initial offering, the ESPP is expected to operate on a recurring six‑month offering cycle, with offering periods beginning on January 1 and July 1 of each year and purchase dates occurring on June 30 and December 31.
Eligible employees may contribute through payroll deductions, up to 10% of their earnings for the purchase of common stock under the ESPP. The purchase price of common stock under the ESPP will be the lesser of: (a) 85% of the fair market value of a share of the Company’s common stock on the first date of an offering or (b) 85% of the fair market value of a share of the Company’s common stock on the date of purchase.
The assumptions used in the Black-Scholes model option-pricing model for the ESPP are as follows:

Fiscal Year
2026
Assumptions used:
Expected life (years)	0.3 years
Risk-free interest rate	3.67%
Volatility	32.54%
Dividend yield	—%
For the fiscal years ended April 25, 2025 and April 26, 2024, the ESPP plan under Medtronic did not have a look-back feature, and therefore no Black-Scholes valuation was necessary.
Common Stock Reserved for Future Issuance
The following shares of common stock are reserved for future issuance at April 24, 2026:

(in thousands of shares)
Shares underlying stock options issued and outstanding	987
Shares underlying RSUs and PSUs outstanding	4,627
Employee stock purchase plan	8,424
Shares authorized for future equity award grants	32,031
Total	46,069
Preferred Stock Authorization
In connection with the IPO, the Company filed an Amended and Restated Certificate of Incorporation that, among other things, authorized the issuance of 100 million shares of preferred stock. As of the date of issuance of the consolidated financial statements, no shares of preferred stock had been designated, issued, or were outstanding, and no rights or preferences had been established with respect to any series of preferred stock. The authorization of preferred stock did not have an impact on the Company’s consolidated financial statements for the quarterly periods presented.
Stock-based Compensation
The following table presents the expense classification of stock-based compensation expense recognized by the Company for stock options, restricted stock units, performance share units, and employee stock purchase plans for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
Stock options	$—	$1
Restricted stock units	9	5
Performance share units	—	2
Employee stock purchase plan	1	1
Total stock-based compensation expense	$10	$9

Cost of products sold	$1	$1
Research and development expense	4	2
Selling, general, and administrative expense	5	6
Total stock-based compensation expense	10	9
During the three months ended July 31, 2026, there was no stock-based compensation expense related to allocations of expense from Medtronic. During the three months ended July 25, 2025, the Company recognized $6 million of stock-based compensation expense related to direct Company employees, and $3 million of stock compensation expense related to allocations of Medtronic’s corporate and shared employee stock-based compensation expenses.
During the three months ended July 31, 2026, the Company granted restricted stock units and performance share units (“PSU”) to employees under the Company’s existing equity incentive plans. The aggregate grant date fair value of RSUs granted during the period was $46 million. The PSUs granted included an embedded market condition and the related grant date fair value was calculated based on a Monte Carlo methodology. The awards vest upon the Company’s actual performance relative to certain predefined metrics and subject to the awardee’s continued service through the measurement date of April 27, 2029. The aggregate grant-date fair value of PSUs granted during the period was approximately $16 million.
As of July 31, 2026, the total unamortized stock-based compensation expense of approximately $118 million will be recognized over the remaining weighted average vesting term of approximately 1.4 years.
Employee Stock Purchase Plan
During the three months ended July 31, 2026, employees purchased shares under the Employee Stock Purchase Plan (“ESPP”), and a new six-month offering period commenced on July 1, 2026. The fair value of the purchase rights granted during the quarter was determined using the Black-Scholes option-pricing model. The assumptions used in the Black-Scholes option pricing model for the ESPP were as follows:

Three Months Ended
July 31, 2026
Assumptions used:
Expected life (years)	0.5
Risk-free interest rate	3.96%
Volatility	33.68%
Dividend yield	—%